Interest and Finance Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Interest and Finance Costs [Abstract]
Interest on long-term debt - third parties	$ 374,556	$ 0
Interest on long-term debt - related party (Note 3 (c))	151,667	0
Interest on convertible debt - non cash (Note 6)	57,773	0
Amortization and write-off of deferred finance charges	541,441	0
Amortization and write-off of convertible notes beneficial conversion feature	532,437	0
Other finance charges	7,954	1,554
Total	$ 1,665,828	$ 1,554